Long-Term Debt (Summary Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Aug. 14, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loan for electrical facilities at the Hakinson, North Dakota ethanol plant, 6.00%, due through 2028			$ 1,170	[1]
6.00% senior notes due 2023 (net of unamortized discount of $8,422)	491,578	500,000
Term loan due 2016 (effective rate of 3.71% at December 31, 2013)	70,000
Less current maturities	(14,000)		(46)
Total long-term debt	547,578		1,124
Interest rate		6.00%
Effective rate	3.71%
Loans Payable [Member]
Debt Instrument [Line Items]
Interest rate	6.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	6.00%
Unamortized discount	$ 8,422

[1]	In connection with the sale of Hankinson Renewable Energy, LLC to Guardian Hankinson, LLC on December 19, 2013, the electrical facilities loan payable including current maturities was assumed by the new owners per the sales agreement.